Label	Element	Value
[RiskReturnAbstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jan. 31, 2015
Registrant Name	dei_EntityRegistrantName	Tea Leaf Management Investment Trust
Central Index Key	dei_EntityCentralIndexKey	0001555919
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	lefax
Document Creation Date	dei_DocumentCreationDate	Jun. 01, 2015
Document Effective Date	dei_DocumentEffectiveDate	Jun. 01, 2015
Prospectus Date	rr_ProspectusDate	Jun. 01, 2015
TEALEAF LONG/SHORT DEEP VALUE FUND
[RiskReturnAbstract]	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund. More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page 13 of the Fund's Prospectus.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal period, the Fund's portfolio turnover rate was 140.07% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	140.07%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests in long positions in equity securities of American and Canadian companies identified by the Fund's investment adviser (AMH Equity, Ltd. or "AMH") as undervalued and takes short positions in equity securities that AMH has identified as overvalued. The Fund invests, both long and short, primarily in securities principally traded in the United States markets. AMH will determine the size of each long or short position by analyzing the tradeoff between the attractiveness of each position and its impact on the risk of the overall portfolio. AMH examines various factors in determining the value characteristics of such issuers including net cash per share, price-to-sales ratios, price-to-tangible book value ratios and price-to-earnings ratios. These value characteristics are examined in the context of the issuer's operating and financial fundamentals such as length of operating history, return on equity, earnings growth and cash flow growth. AMH generally meets with company management at investment conferences, through site visits or by teleconference, and often speaks with company suppliers, customers and/or competitors as part of its research process. Additionally, AMH screens securities for the Fund based on a continuous study of trends in industries and company-specific earnings, cash flow power and growth of sales and earnings per share. AMH may buy index-based exchange traded funds ("ETFs") to gain market exposure. Additionally, AMH may also sell short ETFs or buy inverse ETFs, including leveraged inverse ETFs, to hedge overall equity market risk when it believes market conditions are unfavorable.

The Fund may invest up to 20% of its total assets in equity securities of companies located outside of the U.S. or Canada through American Depositary Receipts ("ADRs") traded on a U.S. exchange and through equity securities traded on a foreign exchange outside of the U.S. or Canada. AMH selects equity securities without restriction as to market capitalization, although it anticipates that a significant portion of the Fund's assets will be invested in long positions in equity securities of smaller issuers (issuers with a market capitalization below $1.5 billion at the time of investment). The Fund may invest a large percentage of its assets in a few sectors, such as information technology, healthcare, energy/alternative energy, consumer cyclicals, and industrials. When AMH believes market conditions are appropriate, the Fund may borrow money from banks to make additional portfolio investments. The Fund may borrow an amount equal to as much as one-third of the value of its total assets (which includes the amount borrowed). The Fund may purchase put and call options on equity securities, equity indexes and ETFs as substitutes for the underlying instrument or index, to hedge its portfolio, to manage risk or to obtain market exposure. To generate additional returns, the Fund may also write "covered" call options on equity securities and ETFs it owns and on equity indexes that are expected to have return characteristics substantially similar to the Fund's portfolio.

The Fund intends, under normal circumstances, to maintain at least 65% net exposure (longs (other than inverse ETFs) minus shorts (including inverse ETFs)) to equity securities. Additionally, under normal circumstances, AMH expects that the Fund's gross exposure to equity securities will not exceed 150% of the Fund's net assets. The Fund defines gross exposure as the value of longs plus shorts plus options as a percentage of the Fund's net assets. The Fund generally restricts short positions to 75% of net assets and long positions to 120% of net assets. AMH will not take a greater than 10% position at cost, and will generally keep position size at or below 15% through sales or other portfolio management techniques.

AMH sells a long position when a price target is reached, fundamentals have deteriorated or more attractive investments are available. AMH may also sell a position to adjust the Fund's net exposure to equity securities or to implement its hedging strategy. AMH covers (buys back) short positions when a price target is reached, fundamentals have improved or more attractive short positions are available or it believes hedging is no longer attractive. AMH closes out written call options when a price target is reached, fundamentals have improved or more attractive call options are available. AMH may engage in frequent trading to achieve the Fund's investment objective, which results in turnover in excess of 100%.

Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund's net asset value and performance.

Value Investing Risk. AMH's assessment of an equity security's intrinsic value may never be fully recognized or realized by the market, and an equity security judged to be undervalued or overvalued may actually be appropriately priced or its price may move in the wrong direction.

Short Position Risk. If the market price of the security sold short increases between the date of the short sale and the date the security is replaced, the Fund will incur a loss. Inverse ETFs expose the Fund to similar short position risk. This risk is amplified for leveraged inverse ETFs.

Management Risk. AMH may not be successful in its strategy of taking long positions in equity securities the adviser believes to be undervalued and short positions in equity securities the adviser believes to be overvalued.

Equity Security Market Risk. Equity security prices can decline overall due to changes in the economic outlook, interest rates, political events and numerous other factors.

Sector Risk. Equity securities within the same group of industries may decline in price due to sector-specific market or economic developments. If AMH invests a significant portion of the Fund’s assets in a particular sector (long or short), the Fund is subject to the risk that companies in the same sector are likely to react similarly to legislative or regulatory changes, market conditions and/or changes in competition affecting that market segment. This may cause the Fund's net asset value to fluctuate more than that of a fund that does not focus in a particular sector.

Individual Security Risk. The value of the Fund may decrease in response to the activities and financial prospects of individual securities in the Fund's portfolio.

Leverage Risk. Borrowing magnifies the potential for losses and exposes the Fund to interest expenses on money borrowed. Leveraged ETFs will amplify losses because they are designed to produce returns that are a multiple of the equity index to which they are linked.

Option Risk. Purchased put and call options may expire worthless and may not be effective substitutes or hedges for the underlying security or index. Selling covered call options will limit the Fund's gain, if any, on the underlying equity securities.

Foreign Investment Risk. Foreign investments, including ADRs, may be riskier than U.S. investments for many reasons, such as changes in currency exchange rates and unstable political, social and economic conditions.

Smaller Company Risk. Smaller cap equity securities may be very sensitive to changing economic conditions and market downturns because the issuers often have narrow markets, fewer product lines, and limited managerial and financial resources, resulting in volatile equity security prices and a limited ability to sell them at a desirable time or price.

ETF Risk. ETFs involve duplication of investment advisory fees and certain other expenses. Investments in ETFs are also subject to brokerage and other trading costs, which could result in greater expenses to the Fund.

Inverse ETF Risk. Inverse ETFs will prevent the Fund from participating in market-wide or sector-wide gains and may not prove to be an effective hedge.

Leveraged ETF Risk. Leveraged ETFs will amplify losses and may not produce their intended multiple beyond one day periods.

Turnover Risk. A higher portfolio turnover may result in higher transactional and brokerage costs, which may reduce the Fund’s returns.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance table below gives some indication of the risks of an investment in the Fund by comparing the Fund's performance with a broad measure of market performance. The bar chart shows performance of the Fund's Class A shares for each full calendar year since the Fund's inception. The performance table compares the performance of the Fund's Class A shares over time to the performance of a broad-based market index. You should be aware that the Fund's past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Although Class C shares and Class I shares would have similar annual returns to Class A shares because the classes are invested in the same portfolio of securities, the returns for Class C shares and Class I shares would be different from Class A shares because Class C shares and Class I shares have different expenses than Class A shares. Updated performance information is available at no cost by visiting www.tealeafvalue.com or by calling 1-855-270-2676.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	855-270-2676
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.tealeafvalue.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	You should be aware that the Fund's past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Class A Performance Bar Chart For Calendar Year Ended December 31, 2014 (Returns do not reflect sales loads, and would be lower if they did)
Annual Return 2004	rr_AnnualReturn2004	(2.70%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	For the calendar year to date period ended March 31, 2015, Class A shares return (load waived) was 2.69% Best Quarter: 3/31/2014 4.47% Worst Quarter: 9/30/2014 -8.13%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2014
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.47%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2014
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(8.13%)
Performance Table Heading	rr_PerformanceTableHeading	Performance Table Average Annual Total Returns (For period ended December 31, 2014)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns were calculated using the historical individual federal marginal income tax rates
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns were calculated using the historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depends on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After tax returns for the share classes which are not presented will vary from the after-tax returns of Class A shares. The Russell 2000 Index is an index measuring the performance of approximately 2,000 small-capitalization companies in the Russell 3000 Index, which is made up of 3,000 of the biggest U.S. stocks. The Russell 2000 serves as a benchmark for small-capitalization stocks in the United States. The returns for the Russell 2000 Index reflect all dividends reinvested but do not reflect any deductions for fees, expenses or taxes.

TEALEAF LONG/SHORT DEEP VALUE FUND | CLASS A SHARES
[RiskReturnAbstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a % of amount redeemed, if sold within 90 days)	rr_RedemptionFeeOverRedemption	(2.00%)
Wire Transfer Fee for Redemptions	rr_ShareholderFeeOther	20
Management Fees	rr_ManagementFeesOverAssets	2.25%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Dividend Expense on Short Sales	rr_Component1OtherExpensesOverAssets	0.27%
Interest Expenses	rr_Component2OtherExpensesOverAssets	0.92%
Remaining Other Expenses	rr_Component3OtherExpensesOverAssets	5.12%
Other Expenses	rr_OtherExpensesOverAssets	6.31%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	8.81%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(5.12%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	3.69%
- 1 Year -	rr_ExpenseExampleYear01	925
- 3 Years -	rr_ExpenseExampleYear03	2,544
- 5 Years -	rr_ExpenseExampleYear05	4,042
- 10 Years -	rr_ExpenseExampleYear10	7,315
1 Year	rr_AverageAnnualReturnYear01	(8.28%)
Since Inception	rr_AverageAnnualReturnSinceInception	9.97%
TEALEAF LONG/SHORT DEEP VALUE FUND | CLASS C SHARES
[RiskReturnAbstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a % of amount redeemed, if sold within 90 days)	rr_RedemptionFeeOverRedemption	(2.00%)
Wire Transfer Fee for Redemptions	rr_ShareholderFeeOther	20
Management Fees	rr_ManagementFeesOverAssets	2.25%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Dividend Expense on Short Sales	rr_Component1OtherExpensesOverAssets	0.27%
Interest Expenses	rr_Component2OtherExpensesOverAssets	0.91%
Remaining Other Expenses	rr_Component3OtherExpensesOverAssets	5.19%
Other Expenses	rr_OtherExpensesOverAssets	6.37%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	9.62%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(5.19%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	4.43%
- 1 Year -	rr_ExpenseExampleYear01	444
- 3 Years -	rr_ExpenseExampleYear03	2,291
- 5 Years -	rr_ExpenseExampleYear05	3,971
- 10 Years -	rr_ExpenseExampleYear10	7,537
1 Year	rr_AverageAnnualReturnYear01	(3.41%)
Since Inception	rr_AverageAnnualReturnSinceInception	12.98%
TEALEAF LONG/SHORT DEEP VALUE FUND | CLASS I SHARES
[RiskReturnAbstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a % of amount redeemed, if sold within 90 days)	rr_RedemptionFeeOverRedemption	(2.00%)
Wire Transfer Fee for Redemptions	rr_ShareholderFeeOther	20
Management Fees	rr_ManagementFeesOverAssets	2.25%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Dividend Expense on Short Sales	rr_Component1OtherExpensesOverAssets	0.27%
Interest Expenses	rr_Component2OtherExpensesOverAssets	0.89%
Remaining Other Expenses	rr_Component3OtherExpensesOverAssets	6.05%
Other Expenses	rr_OtherExpensesOverAssets	7.21%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	9.46%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(6.05%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	3.41%
- 1 Year -	rr_ExpenseExampleYear01	344
- 3 Years -	rr_ExpenseExampleYear03	2,181
- 5 Years -	rr_ExpenseExampleYear05	3,858
- 10 Years -	rr_ExpenseExampleYear10	7,439
1 Year	rr_AverageAnnualReturnYear01	none
Since Inception	rr_AverageAnnualReturnSinceInception	(2.28%)
TEALEAF LONG/SHORT DEEP VALUE FUND | After Taxes on Distributions | CLASS A SHARES
[RiskReturnAbstract]	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(8.28%)
Since Inception	rr_AverageAnnualReturnSinceInception	9.97%
TEALEAF LONG/SHORT DEEP VALUE FUND | After Taxes on Distributions and Sales | CLASS A SHARES
[RiskReturnAbstract]	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(4.69%)
Since Inception	rr_AverageAnnualReturnSinceInception	7.66%
TEALEAF LONG/SHORT DEEP VALUE FUND | Russell 2000 Index (reflects no deduction for fees, expenses or taxes)
[RiskReturnAbstract]	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.89%
Since Inception	rr_AverageAnnualReturnSinceInception	17.99%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 01, 2013
TEALEAF LONG/SHORT DEEP VALUE FUND | Russell 2000 Index (reflects no deduction for fees, expenses or taxes)
[RiskReturnAbstract]	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.89%
Since Inception	rr_AverageAnnualReturnSinceInception	16.19%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 26, 2013
TEALEAF LONG/SHORT DEEP VALUE FUND | Russell 2000 Index (reflects no deduction for fees, expenses or taxes)
[RiskReturnAbstract]	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.89%
Since Inception	rr_AverageAnnualReturnSinceInception	2.00%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 24, 2014

[1]	The Fund's adviser has contractually agreed to reduce its fees and to reimburse expenses, at least until May 31, 2016 to ensure that total annual Fund operating expenses after fee waiver and reimbursement (exclusive of any 12b-1 fees, interest expenses, dividend expenses on short sales, taxes, brokerage commissions, expenses incurred in connection with any merger or reorganization, indirect expenses, expenses of other investment companies in which the Fund may invest (acquired fund fees and expenses), or extraordinary expenses such as litigation) will not exceed 2.25% of average daily net assets attributable to Class A, Class C and Class I shares, respectively. This agreement may be terminated only by the Fund's Board of Trustees, on 60 days written notice to the Fund's adviser.
[2]	Class A - Since inception return from 3-1-13.
[3]	Class C - Since inception return from 3-26-13.
[4]	Class I - Since inception return from 3-24-14.